Investment Portfolioas of September 30, 2022 (Unaudited)
DWS High Income VIP
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 87.9%
Communication Services 13.8%
Altice France Holding SA:
144A, 6.0%, 2/15/2028	200,000	126,864
144A, 10.5%, 5/15/2027	200,000	156,651
Altice France SA:
144A, 5.5%, 1/15/2028	200,000	158,378
144A, 8.125%, 2/1/2027	200,000	178,750
CCO Holdings LLC:
144A, 4.75%, 3/1/2030	140,000	113,575
144A, 5.0%, 2/1/2028	250,000	215,565
144A, 5.125%, 5/1/2027	375,000	338,437
144A, 5.375%, 6/1/2029	350,000	306,362
Clear Channel Outdoor Holdings, Inc., 144A, 5.125%, 8/15/2027	320,000	270,316
CommScope Technologies LLC:
144A, 5.0%, 3/15/2027	65,000	49,075
144A, 6.0%, 6/15/2025	75,000	66,634
CSC Holdings LLC:
144A, 4.125%, 12/1/2030	200,000	149,440
144A, 6.5%, 2/1/2029	200,000	176,500
DISH DBS Corp.:
144A, 5.25%, 12/1/2026	140,000	114,695
144A, 5.75%, 12/1/2028	125,000	94,467
5.875%, 11/15/2024	96,000	85,680
Frontier Communications Holdings LLC:
144A, 5.0%, 5/1/2028	165,000	141,603
144A, 6.0%, 1/15/2030	50,000	39,281
Iliad Holding SASU, 144A, 6.5%, 10/15/2026	200,000	174,880
Lamar Media Corp., 4.875%, 1/15/2029	80,000	71,307
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027	189,000	156,870
Lumen Technologies, Inc., 144A, 5.125%, 12/15/2026	400,000	344,164
NortonLifeLock, Inc.:
144A, 6.75%, 9/30/2027	100,000	95,953
144A, 7.125%, 9/30/2030	70,000	67,705
Outfront Media Capital LLC, 144A, 4.25%, 1/15/2029	70,000	54,985
Sirius XM Radio, Inc.:
144A, 3.125%, 9/1/2026	110,000	96,605
144A, 4.0%, 7/15/2028	75,000	63,794
Sprint Capital Corp., 6.875%, 11/15/2028	100,000	102,750
Sprint Corp., 7.625%, 3/1/2026	245,000	253,411
Telecom Italia Capital SA, 6.375%, 11/15/2033	155,000	120,502
Uber Technologies, Inc.:
144A, 4.5%, 8/15/2029	20,000	16,813
144A, 6.25%, 1/15/2028	25,000	23,250
144A, 7.5%, 5/15/2025	160,000	159,600
144A, 7.5%, 9/15/2027	50,000	49,000
ViaSat, Inc., 144A, 5.625%, 9/15/2025	75,000	58,223
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029	345,000	295,375
Vodafone Group PLC, 7.0%, 4/4/2079	185,000	176,046

Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	370,000	250,493
Ziggo BV, 144A, 4.875%, 1/15/2030		290,000	229,100
			5,643,099
Consumer Discretionary 16.4%
Affinity Gaming, 144A, 6.875%, 12/15/2027		160,000	130,432
Arko Corp., 144A, 5.125%, 11/15/2029		60,000	46,800
Avis Budget Car Rental LLC, 144A, 5.375%, 3/1/2029 (b)		100,000	82,114
Bath & Body Works, Inc.:
144A, 6.625%, 10/1/2030		70,000	60,900
6.875%, 11/1/2035		100,000	83,538
144A, 9.375%, 7/1/2025		35,000	36,225
Beacon Roofing Supply, Inc., 144A, 4.125%, 5/15/2029		100,000	80,991
Boyd Gaming Corp., 4.75%, 12/1/2027		130,000	115,051
Caesars Entertainment, Inc.:
144A, 4.625%, 10/15/2029		210,000	160,457
144A, 6.25%, 7/1/2025		270,000	260,212
144A, 8.125%, 7/1/2027		410,000	391,585
Carnival Corp.:
144A, 5.75%, 3/1/2027		170,000	119,093
144A, 6.0%, 5/1/2029		30,000	19,697
144A, 9.875%, 8/1/2027		130,000	127,400
REG S, 10.125%, 2/1/2026	EUR	100,000	96,535
144A, 10.5%, 2/1/2026		80,000	79,153
Clarios Global LP:
144A, 4.375%, 5/15/2026	EUR	100,000	86,442
REG S, 4.375%, 5/15/2026	EUR	200,000	172,885
Dana, Inc., 5.375%, 11/15/2027		55,000	46,613
Ford Motor Co.:
3.25%, 2/12/2032		110,000	79,236
4.346%, 12/8/2026 (b)		160,000	146,830
Ford Motor Credit Co. LLC:
3.375%, 11/13/2025		209,000	184,653
3.625%, 6/17/2031		240,000	178,308
4.95%, 5/28/2027		200,000	178,556
5.113%, 5/3/2029		200,000	173,540
5.125%, 6/16/2025		230,000	217,030
5.584%, 3/18/2024		200,000	196,060
Hilton Grand Vacations Borrower Escrow LLC:
144A, 4.875%, 7/1/2031		30,000	22,907
144A, 5.0%, 6/1/2029		90,000	72,639
Jaguar Land Rover Automotive PLC, 144A, 5.875%, 1/15/2028		200,000	140,500
Marriott Ownership Resorts, Inc.:
144A, 4.5%, 6/15/2029		50,000	39,515
144A, 6.125%, 9/15/2025		75,000	73,334
Mattel, Inc., 144A, 3.375%, 4/1/2026		75,000	66,933
Meritage Homes Corp., 6.0%, 6/1/2025		90,000	87,300
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029		100,000	82,377
NCL Corp. Ltd.:
144A, 3.625%, 12/15/2024		100,000	84,096
144A, 5.875%, 3/15/2026		130,000	98,896
NCL Finance Ltd., 144A, 6.125%, 3/15/2028		60,000	44,249
Newell Brands, Inc.:
4.45%, 4/1/2026		440,000	404,800
5.75%, 4/1/2046		60,000	46,950
6.375%, 9/15/2027		30,000	29,707
6.625%, 9/15/2029		50,000	48,887
Peninsula Pacific Entertainment LLC, 144A, 8.5%, 11/15/2027		60,000	64,575

Picasso Finance Sub, Inc., 144A, 6.125%, 6/15/2025		122,000	119,575
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026		170,000	146,204
Royal Caribbean Cruises Ltd.:
144A, 9.125%, 6/15/2023		210,000	213,675
144A, 9.25%, 1/15/2029 (c)		20,000	19,707
144A, 10.875%, 6/1/2023		110,000	112,475
144A, 11.5%, 6/1/2025		30,000	31,875
144A, 11.625%, 8/15/2027		110,000	100,102
Scientific Games International, Inc.:
144A, 7.0%, 5/15/2028		235,000	221,570
144A, 8.625%, 7/1/2025		50,000	51,190
SRS Distribution, Inc.:
144A, 4.625%, 7/1/2028		50,000	42,950
144A, 6.0%, 12/1/2029		60,000	47,851
Staples, Inc., 144A, 7.5%, 4/15/2026		110,000	92,357
Travel & Leisure Co.:
144A, 4.5%, 12/1/2029		100,000	77,540
144A, 6.625%, 7/31/2026		120,000	112,409
Vail Resorts, Inc., 144A, 6.25%, 5/15/2025		100,000	98,642
Viking Cruises Ltd.:
144A, 5.875%, 9/15/2027		105,000	80,062
144A, 7.0%, 2/15/2029		90,000	67,164
Viking Ocean Cruises Ship VII Ltd., 144A, 5.625%, 2/15/2029		15,000	11,663
Wynn Resorts Finance LLC, 144A, 5.125%, 10/1/2029		45,000	36,369
Yum Brands, Inc., 5.375%, 4/1/2032		100,000	88,664
			6,730,045
Consumer Staples 2.1%
Albertsons Companies, Inc., 144A, 3.25%, 3/15/2026		150,000	131,751
Coty, Inc.:
REG S, 3.875%, 4/15/2026	EUR	100,000	88,204
144A, 6.5%, 4/15/2026		150,000	138,237
Darling Ingredients, Inc., 144A, 6.0%, 6/15/2030		30,000	28,551
Pilgrim's Pride Corp.:
144A, 4.25%, 4/15/2031		245,000	195,576
144A, 5.875%, 9/30/2027		230,000	223,675
Post Holdings, Inc., 144A, 5.625%, 1/15/2028		75,000	68,454
			874,448
Energy 18.8%
Antero Midstream Partners LP:
144A, 5.375%, 6/15/2029		70,000	61,803
144A, 5.75%, 3/1/2027		130,000	120,233
144A, 5.75%, 1/15/2028		90,000	81,900
144A, 7.875%, 5/15/2026		156,000	156,780
Antero Resources Corp.:
144A, 5.375%, 3/1/2030		50,000	44,953
144A, 7.625%, 2/1/2029		138,000	137,745
Apache Corp., 5.1%, 9/1/2040		57,000	46,014
Archrock Partners LP:
144A, 6.25%, 4/1/2028		220,000	193,379
144A, 6.875%, 4/1/2027		110,000	98,514
Ascent Resources Utica Holdings LLC:
144A, 5.875%, 6/30/2029		30,000	26,700
144A, 8.25%, 12/31/2028		65,000	62,457
Buckeye Partners LP, 144A, 4.5%, 3/1/2028		80,000	68,000

Cheniere Energy Partners LP:
3.25%, 1/31/2032	30,000	23,036
4.0%, 3/1/2031	150,000	125,772
4.5%, 10/1/2029	272,000	239,466
Cheniere Energy, Inc., 4.625%, 10/15/2028	100,000	91,733
Chesapeake Energy Corp.:
144A, 5.875%, 2/1/2029	75,000	69,552
144A, 6.75%, 4/15/2029	330,000	316,345
Chord Energy Corp., 144A, 6.375%, 6/1/2026	40,000	38,000
CNX Resources Corp.:
144A, 6.0%, 1/15/2029	135,000	123,187
144A, 7.25%, 3/14/2027	10,000	9,726
144A, 7.375%, 1/15/2031	70,000	68,465
Colgate Energy Partners III LLC, 144A, 5.875%, 7/1/2029	225,000	200,842
Comstock Resources, Inc.:
144A, 5.875%, 1/15/2030	30,000	26,129
144A, 6.75%, 3/1/2029	155,000	142,958
DCP Midstream Operating LP:
5.375%, 7/15/2025	527,000	511,791
5.625%, 7/15/2027	50,000	48,293
DT Midstream, Inc.:
144A, 4.125%, 6/15/2029	155,000	130,975
144A, 4.375%, 6/15/2031	30,000	24,742
Endeavor Energy Resources LP, 144A, 5.75%, 1/30/2028	245,000	233,024
EnLink Midstream LLC, 144A, 6.5%, 9/1/2030	30,000	29,295
EQM Midstream Partners LP:
4.125%, 12/1/2026	100,000	84,717
144A, 4.5%, 1/15/2029	50,000	40,284
5.5%, 7/15/2028	55,000	47,010
144A, 6.0%, 7/1/2025	52,000	48,081
144A, 6.5%, 7/1/2027	80,000	73,927
144A, 7.5%, 6/1/2027	45,000	42,890
Genesis Energy LP:
5.625%, 6/15/2024	10,000	9,400
7.75%, 2/1/2028	75,000	65,250
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	155,000	144,872
Hess Midstream Operations LP:
144A, 4.25%, 2/15/2030	110,000	88,825
144A, 5.125%, 6/15/2028	75,000	65,673
Hilcorp Energy I LP:
144A, 5.75%, 2/1/2029	155,000	135,511
144A, 6.0%, 2/1/2031	110,000	95,302
144A, 6.25%, 11/1/2028	35,000	32,294
Howard Midstream Energy Partners LLC, 144A, 6.75%, 1/15/2027	40,000	35,639
MEG Energy Corp., 144A, 7.125%, 2/1/2027	109,000	110,635
Murphy Oil U.S.A., Inc.:
4.75%, 9/15/2029	55,000	48,675
5.625%, 5/1/2027	65,000	62,122
Nabors Industries, Inc.:
5.75%, 2/1/2025	105,000	95,057
144A, 7.375%, 5/15/2027	105,000	96,910
NuStar Logistics LP, 5.75%, 10/1/2025	80,000	74,142
Occidental Petroleum Corp.:
5.5%, 12/1/2025	135,000	135,675
5.55%, 3/15/2026	105,000	105,120
6.125%, 1/1/2031	255,000	251,175
6.45%, 9/15/2036	105,000	105,000
6.625%, 9/1/2030	200,000	203,000

8.5%, 7/15/2027		100,000	107,020
Parkland Corp., 144A, 5.875%, 7/15/2027		80,000	74,160
Precision Drilling Corp., 144A, 6.875%, 1/15/2029		30,000	26,487
Range Resources Corp.:
144A, 4.75%, 2/15/2030		10,000	8,672
8.25%, 1/15/2029		280,000	284,900
Rattler Midstream LP, 144A, 5.625%, 7/15/2025		75,000	75,937
Rockcliff Energy II LLC, 144A, 5.5%, 10/15/2029		30,000	26,267
SM Energy Co., 6.5%, 7/15/2028		80,000	76,026
Southwestern Energy Co.:
4.75%, 2/1/2032		70,000	58,667
5.375%, 2/1/2029		155,000	140,554
5.7%, 1/23/2025		36,000	35,248
7.75%, 10/1/2027		200,000	203,255
8.375%, 9/15/2028		50,000	51,765
Sunoco LP:
4.5%, 5/15/2029		56,000	46,455
5.875%, 3/15/2028		35,000	31,760
6.0%, 4/15/2027		52,000	49,585
Transocean Poseidon Ltd., 144A, 6.875%, 2/1/2027		179,375	164,128
USA Compression Partners LP:
6.875%, 4/1/2026		142,000	130,640
6.875%, 9/1/2027		100,000	90,882
Venture Global Calcasieu Pass LLC, 144A, 4.125%, 8/15/2031		30,000	24,884
Weatherford International Ltd., 144A, 8.625%, 4/30/2030		100,000	87,084
Western Midstream Operating LP, 4.65%, 7/1/2026		40,000	37,400
			7,680,771
Financials 0.9%
Navient Corp., 6.125%, 3/25/2024		393,000	382,684
Health Care 8.5%
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029		250,000	221,403
AdaptHealth LLC, 144A, 4.625%, 8/1/2029		55,000	44,080
Avantor Funding, Inc., REG S, 3.875%, 7/15/2028	EUR	100,000	84,303
Catalent Pharma Solutions, Inc.:
REG S, 2.375%, 3/1/2028	EUR	100,000	75,276
144A, 5.0%, 7/15/2027		125,000	111,498
Centene Corp.:
2.5%, 3/1/2031		70,000	52,765
2.625%, 8/1/2031		70,000	52,757
3.0%, 10/15/2030		205,000	162,348
4.625%, 12/15/2029		275,000	247,115
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029		65,000	54,068
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031		115,000	77,337
144A, 5.25%, 5/15/2030		90,000	62,662
144A, 5.625%, 3/15/2027		155,000	119,303
144A, 6.0%, 1/15/2029		65,000	47,774
144A, 6.125%, 4/1/2030 (b)		50,000	23,580
144A, 6.875%, 4/15/2029 (b)		140,000	67,625
Encompass Health Corp.:
4.5%, 2/1/2028		45,000	38,542
4.75%, 2/1/2030		137,000	112,707
IQVIA, Inc., 144A, 5.0%, 5/15/2027		220,000	205,150
Legacy LifePoint Health LLC, 144A, 4.375%, 2/15/2027		75,000	61,975
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029		115,000	80,179
Organon & Co, 144A, 4.125%, 4/30/2028		200,000	171,000

Owens & Minor, Inc.:
144A, 4.5%, 3/31/2029		55,000	43,182
144A, 6.625%, 4/1/2030		50,000	44,000
Select Medical Corp., 144A, 6.25%, 8/15/2026		125,000	117,615
Tenet Healthcare Corp.:
4.625%, 7/15/2024		21,000	20,307
144A, 4.875%, 1/1/2026		250,000	232,317
144A, 5.125%, 11/1/2027		150,000	134,593
144A, 6.125%, 6/15/2030		140,000	128,240
144A, 6.25%, 2/1/2027		75,000	69,986
Teva Pharmaceutical Finance Netherlands II BV:
4.375%, 5/9/2030	EUR	100,000	76,959
4.5%, 3/1/2025	EUR	100,000	92,146
Teva Pharmaceutical Finance Netherlands III BV:
5.125%, 5/9/2029 (b)		200,000	164,992
6.0%, 4/15/2024		200,000	194,108
			3,491,892
Industrials 12.0%
ADT Security Corp., 144A, 4.875%, 7/15/2032		50,000	40,323
Advanced Drainage Systems, Inc., 144A, 6.375%, 6/15/2030		90,000	87,197
American Airlines, Inc.:
144A, 5.5%, 4/20/2026		275,000	258,272
144A, 5.75%, 4/20/2029		135,000	117,787
144A, 11.75%, 7/15/2025		120,000	125,321
ATS Automation Tooling Systems, Inc., 144A, 4.125%, 12/15/2028		30,000	24,875
Avient Corp., 144A, 7.125%, 8/1/2030		30,000	27,688
Bombardier, Inc.:
144A, 6.0%, 2/15/2028		200,000	167,335
144A, 7.5%, 3/15/2025		82,000	79,736
Builders FirstSource, Inc., 144A, 4.25%, 2/1/2032		105,000	80,549
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/2028		100,000	86,071
Clean Harbors, Inc., 144A, 5.125%, 7/15/2029		90,000	82,861
Delta Air Lines, Inc.:
3.75%, 10/28/2029 (b)		51,000	39,627
144A, 7.0%, 5/1/2025		71,000	71,458
GFL Environmental, Inc.:
144A, 3.75%, 8/1/2025		80,000	73,200
144A, 4.0%, 8/1/2028		100,000	83,348
144A, 4.25%, 6/1/2025		40,000	37,513
144A, 5.125%, 12/15/2026		50,000	46,562
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026		200,000	176,398
Hertz Corp., 144A, 4.625%, 12/1/2026		210,000	170,596
Howmet Aerospace, Inc., 6.875%, 5/1/2025		140,000	141,021
Imola Merger Corp., 144A, 4.75%, 5/15/2029		365,000	307,932
Masonite International Corp., 144A, 5.375%, 2/1/2028		74,000	65,455
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027		123,500	120,879
Moog, Inc., 144A, 4.25%, 12/15/2027		160,000	141,678
NESCO Holdings II, Inc., 144A, 5.5%, 4/15/2029		95,000	79,182
Nielsen Finance LLC, 144A, 5.625%, 10/1/2028		265,000	263,020
Prime Security Services Borrower LLC:
144A, 3.375%, 8/31/2027		65,000	54,611
144A, 5.75%, 4/15/2026		135,000	127,027
144A, 6.25%, 1/15/2028		135,000	115,205
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		155,000	144,235
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025		189,000	190,102
Summit Materials LLC, 144A, 5.25%, 1/15/2029		54,000	47,520
TK Elevator U.S. Newco, Inc., 144A, 5.25%, 7/15/2027		200,000	170,042

TransDigm, Inc.:
4.625%, 1/15/2029		85,000	68,428
5.5%, 11/15/2027		115,000	100,016
144A, 6.25%, 3/15/2026		335,000	324,950
United Airlines, Inc., 144A, 4.375%, 4/15/2026		160,000	142,800
United Rentals North America, Inc.:
4.875%, 1/15/2028		230,000	210,873
5.25%, 1/15/2030		80,000	72,402
WESCO Distribution, Inc.:
144A, 7.125%, 6/15/2025		40,000	40,022
144A, 7.25%, 6/15/2028		105,000	102,842
			4,906,959
Information Technology 1.0%
AthenaHealth Group, Inc., 144A, 6.5%, 2/15/2030 (b)		30,000	23,717
Clarivate Science Holdings Corp.:
144A, 3.875%, 7/1/2028		90,000	74,232
144A, 4.875%, 7/1/2029		60,000	46,980
NCR Corp.:
144A, 5.0%, 10/1/2028		100,000	78,678
144A, 5.125%, 4/15/2029		110,000	82,502
144A, 5.25%, 10/1/2030		25,000	18,867
Playtika Holding Corp., 144A, 4.25%, 3/15/2029		110,000	87,971
			412,947
Materials 6.9%
Arconic Corp., 144A, 6.125%, 2/15/2028		245,000	216,416
Chemours Co.:
4.0%, 5/15/2026	EUR	100,000	84,652
144A, 4.625%, 11/15/2029		100,000	74,252
5.375%, 5/15/2027		95,000	82,686
144A, 5.75%, 11/15/2028		290,000	237,197
Clearwater Paper Corp.:
144A, 4.75%, 8/15/2028		155,000	135,722
144A, 5.375%, 2/1/2025		110,000	108,476
Cleveland-Cliffs, Inc.:
144A, 4.625%, 3/1/2029		31,000	26,040
144A, 4.875%, 3/1/2031 (b)		101,000	83,420
144A, 6.75%, 3/15/2026		175,000	172,112
Clydesdale Acquisition Holdings, Inc., 144A, 6.625%, 4/15/2029		20,000	18,199
Constellium SE, 144A, 3.75%, 4/15/2029		250,000	182,520
EverArc Escrow Sarl, 144A, 5.0%, 10/30/2029		45,000	36,326
First Quantum Minerals Ltd.:
144A, 6.875%, 3/1/2026		200,000	184,546
144A, 6.875%, 10/15/2027		300,000	270,000
Hudbay Minerals, Inc.:
144A, 4.5%, 4/1/2026		60,000	49,883
144A, 6.125%, 4/1/2029		100,000	80,573
Novelis Corp.:
144A, 3.25%, 11/15/2026		195,000	162,772
144A, 4.75%, 1/30/2030		375,000	307,500
Roller Bearing Co. of America, Inc., 144A, 4.375%, 10/15/2029		80,000	67,479
Taseko Mines Ltd., 144A, 7.0%, 2/15/2026		125,000	99,375
Tronox, Inc., 144A, 4.625%, 3/15/2029		205,000	151,700
			2,831,846

Real Estate 3.7%
Iron Mountain Information Management Services, Inc., 144A, (REIT), 5.0%, 7/15/2032	40,000	30,964
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2029	60,000	49,289
144A, (REIT), 5.0%, 7/15/2028	75,000	64,500
144A, (REIT), 5.25%, 3/15/2028	145,000	127,184
144A, (REIT), 5.25%, 7/15/2030	100,000	82,747
iStar, Inc.:
(REIT), 4.25%, 8/1/2025	100,000	97,005
(REIT), 4.75%, 10/1/2024	170,000	167,654
MPT Operating Partnership LP:
(REIT), 3.5%, 3/15/2031	105,000	73,106
(REIT), 4.625%, 8/1/2029	140,000	112,640
SBA Communications Corp., (REIT), 3.125%, 2/1/2029	60,000	48,256
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 7/15/2026	50,000	42,500
Uniti Group LP, 144A, (REIT), 6.0%, 1/15/2030 (b)	40,000	25,412
VICI Properties LP:
144A, (REIT), 3.875%, 2/15/2029	90,000	75,501
144A, (REIT), 4.625%, 6/15/2025	233,000	219,260
144A, (REIT), 5.75%, 2/1/2027	310,000	292,107
		1,508,125
Utilities 3.8%
AmeriGas Partners LP:
5.5%, 5/20/2025	205,000	190,328
5.75%, 5/20/2027	110,000	98,785
Calpine Corp.:
144A, 4.5%, 2/15/2028	200,000	176,198
144A, 4.625%, 2/1/2029	30,000	24,446
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/2028	115,000	102,396
FirstEnergy Corp., 4.4%, 7/15/2027	90,000	83,509
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	210,000	201,101
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031	145,000	113,100
144A, 5.25%, 6/15/2029	157,000	137,375
5.75%, 1/15/2028	200,000	184,576
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028	90,000	78,025
PG&E Corp., 5.25%, 7/1/2030	75,000	63,860
Vistra Operations Co. LLC, 144A, 4.375%, 5/1/2029	135,000	112,284
		1,565,983
Total Corporate Bonds (Cost $41,093,492)		36,028,799

Loan Participations and Assignments 3.2%
Senior Loans (d)
Athenahealth, Inc., Term Loan B, 30-day average SOFR + 3.5%, 6.576%, 2/15/2029	63,970	57,477
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3-month USD-LIBOR + 3.5%, 6.306%, 8/21/2026	198,465	177,875
CommScope, Inc., Term Loan B, 1-month USD-LIBOR + 3.25%, 6.365%, 4/6/2026	74,807	69,290
DirecTV Financing LLC, Term Loan, 1-month USD-LIBOR + 5.0%, 8.115%, 8/2/2027	277,288	259,005
Frontier Communications Corp., Term Loan B, 3-month USD-LIBOR + 3.75%, 7.438%, 5/1/2028	148,867	139,097
Gray Television, Inc., Term Loan B, 1-month USD-LIBOR + 2.5%, 5.064% - 5.613%, 2/7/2024	93,489	93,378
Naked Juice LLC, Term Loan, 90-day average SOFR + 3.25%, 6.903%, 1/24/2029	22,942	21,133
Option Care Health, Inc., Term Loan B, 1-month USD-LIBOR + 2.75%, 5.865%, 10/27/2028	129,025	126,444

Pacific Gas & Electric Co., Term Loan, 1-month USD-LIBOR + 3.0%, 6.125%, 6/23/2025	198,477	190,538
Tronox Finance LLC, Term Loan B, 1-month USD-LIBOR + 2.25%, 3-month USD- LIBOR + 2.25%, 5.365% - 5.924%, 3/10/2028	200,000	190,550
Total Loan Participations and Assignments (Cost $1,402,399)		1,324,787

	Shares	Value ($)

Exchange-Traded Funds 2.6%
iShares iBoxx High Yield Corporate Bond ETF (b)	4,800	342,672
SPDR Bloomberg High Yield Bond ETF (b)	8,200	720,370
Total Exchange-Traded Funds (Cost $1,239,571)		1,063,042

Common Stocks 0.0%
Industrials
Quad Graphics, Inc.* (Cost $0)	287	735

Warrants 0.2%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (e) (Cost $244,285)	1,100	88,861

Securities Lending Collateral 5.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.79% (f) (g) (Cost $2,167,300)	2,167,300	2,167,300

Cash Equivalents 3.9%
DWS Central Cash Management Government Fund, 2.84% (f) (Cost $1,571,150)	1,571,150	1,571,150

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $47,718,197)	103.1	42,244,674
Other Assets and Liabilities, Net	(3.1)	(1,259,253)
Net Assets	100.0	40,985,421
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2022	Value ($) at 9/30/2022
Securities Lending Collateral 5.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.79% (f) (g)
1,857,630	309,670 (h)	—	—	—	15,496	—	2,167,300	2,167,300
Cash Equivalents 3.9%
DWS Central Cash Management Government Fund, 2.84% (f)
2,785,992	11,579,574	12,794,416	—	—	14,700	—	1,571,150	1,571,150
4,643,622	11,889,244	12,794,416	—	—	30,196	—	3,738,450	3,738,450

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2022 amounted to $2,098,712, which is 5.1% of net assets.

(c)	When-issued security.

(d)
Variable or floating rate security. These securities are shown at their current rate as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(e)	Investment was valued using significant unobservable inputs.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2022.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June of 2023 to assist with the transition. The Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. Although the transition process away from LIBOR has become increasingly well defined, there remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the Fund of the transition away from LIBOR.
At September 30, 2022, the Fund had an unfunded loan commitments of $10,416, which could be extended at the option of the borrower, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitments ($)	Value ($)	Unrealized Depreciation ($)
Athenahealth, Inc., Delayed Draw Term Loan, 2/15/2029	10,416	9,766	(650)

At September 30, 2022, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	15,299	EUR	15,680	10/31/2022	101	State Street Bank and Trust

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	1,172,651	USD	1,121,720	10/31/2022	(29,989)	JPMorgan Chase Securities, Inc.
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$36,028,799	$—	$36,028,799
Loan Participations and Assignments	—	1,324,787	—	1,324,787
Exchange-Traded Funds	1,063,042	—	—	1,063,042
Common Stocks	735	—	—	735
Warrants	—	—	88,861	88,861
Short-Term Investments (a)	3,738,450	—	—	3,738,450
Derivatives (b)
Forward Foreign Currency Contracts	—	101	—	101
Total	$4,802,227	$37,353,687	$88,861	$42,244,775

Liabilities	Level 1	Level 2	Level 3	Total
Unfunded Loan Commitment (c)	$—	$(650)	$—	$(650)
Derivatives (b)
Forward Foreign Currency Contracts	—	(29,989)	—	(29,989)
Total	$—	$(30,639)	$—	$(30,639)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
(c)	Includes depreciation on unfunded loan commitments.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts
Foreign Exchange Contracts	$ (29,888)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2HI-PH3
R-080548-1 (1/23)